Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of name and relationship with related parties
(a)	Name and relationship with related parties

Name of related parties	Relationship with the Group
NewLink	Controlling Shareholder
Shenzhen Yuanwanghechu Technology Co., Ltd	Significantly influenced by the Controlling Shareholder
Huzhou Zhidianlaile New Energy Technology Co., Ltd	Significantly influenced by the Company

Summary of other transactions between related parties

For the year ended December 31, 2023
Sales to related parties
RMB’000
Energy solution services
Shenzhen Yuanwanghechu Technology Co., Ltd	74,460
Huzhou Zhidianlaile New Energy Technology Co., Ltd	690

Total	75,150

Summary of balances with related parties
(e)	Balances with related parties

As of December 31, 2023
RMB’000
Included in trade receivables
Shenzhen Yuanwanghechu Technology Co., Ltd	7,711
Huzhou Zhidianlaile New Energy Technology Co., Ltd	27

7,738
Allowance for expected credit loss	(335)

7,403

Included in amount due from related parties (Note 10)
New L ink	18,838
Shenzhen Yuanwanghechu Technology Co., Ltd	8,865

27,703

Included in c ontract assets
Shenzhen Yuanwanghechu Technology Co., Ltd	26,125

Disclosure of transactions between related parties
The following table sets forth information regarding our directors and executive officers for the years ended December 31, 2021, 2022 and 2023.

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Short-term employee benefits	2,692	2,694	7,468
Share-based compensation	—	123,383	229,542

	2,692	126,077	237,010